Operations And Organization (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operations And Organization [Abstract]
Cash, cash equivalents and marketable securities	$ 11,000,000	$ 12,200,000
Accumulated deficit	$ 163,909,446	$ 163,322,676	$ 154,687,242